Events after the reporting period (Details) - USD ($) $ in Thousands	Nov. 21, 2024	Nov. 20, 2024
Disclosure of non-adjusting events after reporting period [line items]
Extension of Repurchase program	9 months
Market Value of purchased common shares		$ 2,800
Increase Decrease Through Acquisition Of Treasury Shares, Shares Outstanding, Amenden Repurchase program	$ 15,000